Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of the entity's indentified intangible assets

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2012:
Core deposit premium	$58,675	$51,974	$6,701
Identified intangible (contract rights)	2,022	904	1,118

Total identified intangibles	$60,697	$52,878	$7,819

December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter	Fiscal year ending December 31:

Total
(in thousands)
2013	$4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25

Total	$7,819